Note 7 - Intangibles, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Amortization of Intangible Assets	$ 4,983	$ 4,958
Impairment of Intangible Assets (Excluding Goodwill)	$ 0	$ 0